Financial instruments - Summary of Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At amortized cost	€ 131,358	€ 150,299
Fair value through PL	8,725	9,198
Fair value through OCI	24,814	31,389
Total book value	164,897	190,886
Total fair value	164,897	190,886
Non-current other financial assets
Disclosure of financial assets [line items]
At amortized cost	23,082	21,900
Fair value through PL	8,725	9,198
Fair value through OCI	24,814	31,389
Total book value	56,621	62,487
Total fair value	56,621	62,487
Current other financial assets
Disclosure of financial assets [line items]
At amortized cost	6,389	601
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	6,389	601
Total fair value	6,389	601
Trade and other receivables
Disclosure of financial assets [line items]
At amortized cost	36,737	44,776
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	36,737	44,776
Total fair value	36,737	44,776
Cash and cash equivalents
Disclosure of financial assets [line items]
At amortized cost	65,150	83,022
Fair value through PL	0	0
Fair value through OCI	0	0
Total book value	65,150	83,022
Total fair value	€ 65,150	€ 83,022